NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details)	12 Months Ended
Dec. 31, 2022
Minera Tercero SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%